Pacer Global Cash Cows Dividend ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Australia - 6.0%
Ampol Ltd.	151,843	$3,323,493
Atlas Arteria Ltd.	1,099,234	3,766,740
BHP Group Ltd. - ADR (a)	654,260	36,331,058
Coles Group Ltd.	531,126	6,286,666
Endeavour Group Ltd.	778,414	2,794,649
Fortescue Ltd.	2,365,348	29,188,460
Origin Energy Ltd.	807,139	5,536,917
Santos Ltd.	1,762,141	9,207,287
Sonic Healthcare Ltd.	204,470	3,698,503
Telstra Group Ltd.	5,798,796	14,940,952
Worley Ltd.	185,838	1,844,805
		116,919,530

Canada - 3.6%
Canadian Natural Resources Ltd.	884,224	31,372,268
Enbridge, Inc. (a)	1,066,348	39,902,742
		71,275,010

Finland - 0.5%
Kone Oyj - Class B	194,582	9,931,263

France - 10.4%
Cie Generale des Etablissements Michelin SCA	259,979	10,297,869
Danone SA	227,672	14,823,320
Engie SA	2,340,643	36,832,196
Kering	53,071	16,340,584
Orange SA	1,928,615	21,394,268
Sanofi SA - ADR	772,503	40,023,380
TotalEnergies SE - ADR (a)	542,865	36,795,390
Vinci SA	235,130	26,872,000
		203,379,007

Germany - 4.7%
BASF SE	657,474	30,667,889
Daimler AG	539,831	35,731,671
Deutsche Post AG	560,842	25,037,589
		91,437,149

Hong Kong – 4.2%
Budweiser Brewing Co. APAC Ltd. (b) 5,688,593		6,924,300
Cathay Pacific Airways Ltd.	3,391,113	3,541,791
Chow Tai Fook Jewellery Group Ltd.	12,955,745	11,773,654
CK Hutchison Holdings Ltd.	2,537,815	13,317,857
CK Infrastructure Holdings Ltd.	1,431,215	9,553,218
CLP Holdings Ltd.	1,208,019	10,367,238
Jardine Matheson Holdings Ltd.	174,108	6,128,602
Power Assets Holdings Ltd.	1,380,423	8,798,974
Swire Pacific Ltd. - Class A - Class A	682,716	5,885,294
WH Group Ltd. (b)	7,320,673	4,759,981
		81,050,909
Italy - 3.7%
Enel SpA	5,238,010	37,380,344
Eni SpA	2,192,638	35,115,430
		72,495,774

Japan - 8.0%
Aisin Corp.	97,091	3,337,797
Astellas Pharma, Inc.	829,000	9,670,422
Inpex Corp.	440,635	6,841,674
Isuzu Motors Ltd.	367,069	5,066,020
Japan Tobacco, Inc.	830,527	24,582,335
JFE Holdings, Inc.	251,747	3,713,900
Kawasaki Kisen Kaisha Ltd.	432,091	6,749,394
KDDI Corp.	773,449	23,336,935
Kirin Holdings Co. Ltd.	285,508	4,060,444
Komatsu Ltd.	347,755	10,114,272
Mitsubishi Chemical Group Corp.	603,120	3,600,079
Nippon Steel Corp.	510,588	11,179,391
Nippon Yusen KK	236,545	7,735,616
Ono Pharmaceutical Co. Ltd.	182,859	2,731,197
SG Holdings Co. Ltd.	247,746	2,519,549
SoftBank Corp.	2,353,349	30,869,002
		156,108,027

Luxembourg - 0.3%
Tenaris SA	431,298	6,833,553

Netherlands - 4.1%
Koninklijke Ahold Delhaize NV	372,599	12,008,656
Shell PLC - ADR	547,334	40,075,796
Stellantis NV	1,740,770	29,020,369
		81,104,821

Norway - 1.9%
Equinor ASA	1,361,953	36,200,243

Singapore - 2.4%
Genting Singapore Ltd.	4,842,879	3,079,560
Jardine Cycle & Carriage Ltd.	237,122	4,605,137
Singapore Airlines Ltd.	2,138,305	11,149,836
Singapore Telecommunications Ltd.	8,625,645	19,875,055
Wilmar International Ltd.	3,492,235	8,308,003
		47,017,591

South Korea - 1.5%
Hyundai Glovis Co. Ltd. 27,220		2,402,201
Kia Corp.	191,920	15,626,825
Korean Air Lines Co Ltd.	132,450	2,044,353
KT&G Corp.	71,667	4,856,750
LG Corp.	63,000	3,967,387
		28,897,516

Spain - 1.6%
Endesa SA	471,626	9,136,478
Repsol SA	616,307	8,787,711
Telefonica SA	3,173,761	14,354,055
		32,278,244

Sweden - 0.5%
Telefonaktiebolaget LM Ericsson - Class B	1,366,825	9,350,241

Switzerland - 6.1%
Holcim Ltd.	198,954	18,640,817
Novartis AG - ADR (a)	360,660	40,206,377
Roche Holding AG - ADR (a)	1,132,829	45,890,902
Swisscom AG	22,947	14,064,923
		118,803,019

Thailand - 0.2%
Thai Beverage PCL	11,285,253	4,263,524

United Kingdom - 11.2%
BP PLC - ADR	1,081,000	38,256,590
British American Tobacco PLC - ADR	1,222,672	43,576,030
GSK PLC - ADR (a)	742,540	28,788,276
Imperial Brands PLC	646,301	17,813,408
Reckitt Benckiser Group PLC	302,203	16,231,348
Rio Tinto PLC - ADR	557,717	36,340,840
Tesco PLC	2,734,234	11,655,679
Vodafone Group PLC - ADR	2,926,036	27,387,697
		220,049,868

United States - 28.6%(c)
3M Co.	336,004	42,857,310
AbbVie, Inc.	225,374	41,766,310
Altria Group, Inc.	817,656	40,073,320
AT&T, Inc.	2,109,600	40,609,800
Bristol-Myers Squibb Co.	920,494	43,778,695
Chevron Corp. (a)	244,659	39,260,430
CVS Health Corp.	524,550	31,646,101
EOG Resources, Inc.	242,218	30,713,242
Gilead Sciences, Inc.	590,096	44,882,702
International Business Machines Corp.	224,612	43,156,950
Philip Morris International, Inc.	368,511	42,437,727
The Kraft Heinz Co.	575,935	20,278,671
United Parcel Service, Inc. - Class B	277,440	36,169,853
Verizon Communications, Inc.	932,721	37,793,855
Williams Cos., Inc.	554,960	23,829,982
		559,254,948
TOTAL COMMON STOCKS (Cost $1,838,116,070)		1,946,650,237

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 8.9%
Mount Vernon Liquid Assets Portfolio, LLC -5.51% (d)	174,036,668	174,036,668
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $174,036,668)		174,036,668

TOTAL INVESTMENTS - 108.4% (Cost $2,012,152,738)		2,120,686,905
Liabilities in Excess of Other Assets - (8.4)%		(164,831,044)
TOTAL NET ASSETS - 100.0%		$1,955,855,861

Percentages are stated as a percent of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $171,121,131 which represented 8.7% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $11,684,281 or 0.6% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Global Cash Cows Dividend ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,946,650,237	$–	$–	$1,946,650,237
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	174,036,668
Total Investments	$1,946,650,237	$–	$–	$2,120,686,905

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.